TRADE PAYABLES AND ACCRUED LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES
As at	June 30, 2024	December 31, 2023
Trade accounts payable	$1,317,921	$1,259,623
Accrued liabilities	961,079	1,345,649
Government grant payable	33,709	33,709
	$2,312,709	$2,638,981